Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30, 2026	December 31, 2025
Accounts receivable	$15,406,535	$11,253,459
Less: expected credit losses	—	—
Accounts receivable, net	$15,406,535	$11,253,459

For the three and six months ended June 30, 2026 and 2025, the Company did not provide expected credit losses against accounts receivable. Of the balance of $15,406,535, approximately 63% has been collected as of the report date with remaining balance within credit term.